UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21417

NFJ Dividend, Interest & Premium Strategy Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105
(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, New York 10105
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-739-3371

Date of fiscal year end: January 31, 2006

Date of reporting period: July 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Shareholders

NFJ Dividend, Interest & Premium Strategy Fund

Semi-Annual Report
July 31, 2005

Contents
Letter to Shareholders	1
Performance Summary & Statistics	2
Schedule of Investments	3-9
Statement of Assets and Liabilities	10
Statement of Operations	11
Statement of Changes in Net Assets	12
Notes to Financial Statements	13-17
Financial Highlights	18

NFJ Dividend, Interest & Premium Strategy Fund Letter to Shareholders

September 19, 2005
Dear Shareholder:

We are pleased to provide you with the initial financial report of the NFJ Dividend, Interest & Premium Strategy Fund (the “Fund”) for the period February 28, 2005 (commencement of operation) through July 31, 2005.

Please refer to the following page for specific Fund information. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Fund’s transfer agent at 1-800-331-1710. Furthermore, note that a wide range of information and resources can be accessed through our Web site, www.allianzinvestors.com.

Together with Allianz Global Investors Fund Management LLC (formerly, PA Fund Management LLC), the Fund’s investment manager and NFJ Investment Group (“NFJ”), Nicholas Applegate Capital Management (“NACM”) and PEA Capital (“PEA”), the Fund’s sub-advisers, we thank you for investing with us.

We remain dedicated to serving your investment needs.

Robert E. Connor	Brian S. Shlissel
Chairman	President & Chief Executive Officer

| 7.31.05 | NFJ Dividend, Interest & Premium Strategy Fund Semi-Annual Report 1

NFJ Dividend, Interest & Premium Strategy Fund Performance Summary & Statistics
July 31, 2005 (unaudited)

Symbol:	Primary Investments:	Inception Date:
NFJ	Dividend-paying common stocks, income producing convertible securities, writing (selling) call options on equity indexes in an attempt to generate gains from option premiums.	February 28, 2005

Objective:		Net Assets:
To seek current income and		$2,250.4 million
gains, with a secondary objective of long-term capital appreciation.
Portfolio Managers:
Ben Fischer Douglas Forsyth Greg Tournant

Total Return(1) :	Market Price	Net Asset Value (“NAV”)

Commencement of Operations (2/28/05) to 7/31/05	(2.41)%	1.96%

Market Price/NAV Performance:
Commencement of Operations (2/28/05) to 7/31/05

Market Price/NAV:

Market Price	$23.86

Net Asset Value	$23.81

Market Price Yield(2)	8.80%

Premium to NAV	0.21%

           Investment Allocation
(as a percentage of total investments
     before call options written)

(1) Past performance is no guarantee of future results. Total return is calculated by subtracting the value of an investment in the Fund at the begining of the specified period from the value at the end of the period and dividing the remainder by the value of the investment at the begining of the period and expressing the result as a percentage. The calculation assumes that all income dividends and capital gain distributions have been reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized.

An investment in the Fund involves risk, including the loss of principal. Total return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(2) Market Price Yield is determined by dividing the annualized current quarterly per share dividend to shareholders by the market price per common share at July 31, 2005.

2 NFJ Dividend, Interest & Premium Strategy Fund Semi-Annual Report | 7.31.05 |

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments
July 31, 2005 (unaudited)

Shares
(000)		Value

COMMON STOCK—74.7%
	Aerospace/Defense—0.7%
300	Northrop Grumman Corp.	$16,635,000

	Agriculture—6.3%
1,050	Altria Group, Inc. (a)	70,308,000
850	Reynolds American, Inc. (a)	70,813,500

		141,121,500

	Apparel—1.6%
600	VF Corp.	35,424,000

	Banking—7.0%
1,700	Bank of America Corp.	74,120,000
1,500	Keycorp (a)	51,360,000
950	Regions Financial Corp. (a)	31,958,000

		157,438,000

	Chemicals—3.7%
800	Lyondell Petrochemical Co.	22,352,000
1,250	The Dow Chemical Co. (a)	59,937,500

		82,289,500

	Commercial Services—3.0%
1,706	Deluxe Corp. (a)	68,220,000

	Computers—2.0%
11	Hewlett-Packard Co.	270,820
2,300	Seagate Technology, Inc.	44,551,000

		44,821,820

	Diversified Financial Services—3.3%
1,200	JP Morgan Chase & Co.	42,168,000
600	MBNA Corp. (a)	15,096,000
305	Morgan Stanley Dean Witter & Co.	16,180,250

		73,444,250

	Electric—0.8%
26	DTE Energy Co.	1,222,000
400	Progress Energy, Inc.	17,844,000

		19,066,000

	Food—4.6%
1,800	Albertson’s, Inc. (a)	38,358,000
2,850	ConAgra Foods, Inc. (a)	64,723,500

		103,081,500

	Gas—4.2%
1,661	KeySpan Corp. (a)	67,586,090
650	Sempra Energy	27,625,000

		95,211,090

	Hand/Machine Tools—0.9%
400	The Stanley Works	19,572,000

	Home Furnishings—0.0%
6	Whirlpool Corp.	479,880

| 7.31.05 | NFJ Dividend, Interest & Premium Strategy Fund Semi-Annual Report 3

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments
July 31, 2005 (unaudited)

Shares
(000)			Value

	Household Products—1.7%
600	Kimberly-Clark Corp.		$38,256,000

	Insurance—3.0%
700	Jefferson-Pilot Corp.		35,119,000
307	Lincoln National Corp. (a)		14,828,100
382	St. Paul Travelers Cos., Inc.		16,815,640

			66,762,740

	Metals & Mining—2.2%
1,259	Freeport-McMoRan Copper & Gold, Inc. (a)		50,692,380

	Oil &Gas—9.1%
1,500	Chevron Corp. (a)		87,015,000
600	ConocoPhillips (a)		37,554,000
285	Marathon Oil Corp.		16,632,600
25	Occidental Petroleum Corp.		2,057,000
10	PetroChina Co. Ltd. ADR		892,300
1,150	Petroleo Brasileiro SA ADR		60,455,500

			204,606,400

	Pharmaceuticals—9.1%
1,600	GlaxoSmithKline PLC ADR (a)		75,904,000
2,900	Merck & Co., Inc. (a)		90,074,000
1,500	Pfizer Inc.		39,750,000

			205,728,000

	Real Estate—2.8%
1,835	Duke Realty Corp.-REIT (a)		62,316,600

	Retail—1.7%
1,550	Limited Brands, Inc. (a)		37,789,000
5	The May Department Stores Co.		205,250

			37,994,250

	Savings & Loans—1.5%
800	Washington Mutual, Inc. (a)		33,984,000

	Telecommunications—5.5%
10	Alltel Corp.		665,000
1,518	AT&T Corp. (a)		30,056,400
2,750	Verizon Communications Inc. (a)		94,132,500

			124,853,900

	Total Common Stock (cost-$1,684,026,586)		1,681,998,810

CONVERTIBLE BONDS & NOTES—13.8%
Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)

	Aerospace—0.4%
$6,500	GenCorp, Inc., 4.00%. 1/16/24	Caa2/B	9,124,375

	Airlines—0.4%
10,500	Continental Airlines, Inc., 4.50%, 2/1/07	Caa2/CCC+	9,305,625

4 NFJ Dividend, Interest & Premium Strategy Fund Semi-Annual Report | 7.31.05 |

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments
July 31, 2005 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

	Auto Parts & Equipment—0.5%
7,575	The Goodyear Tire & Rubber Co., 4.00%, 6/15/34 (b)(c)	B3/B-	$11,987,438

	Business Services—0.3%
5,000	Bowne & Co., Inc., 5.00%, 10/1/33	B2/B-	5,343,750

	Chemicals—0.3%
3,000	Millennium Chemicals, Inc., 4.00%, 11/15/23	B1/BB-	6,468,750

	Commercial Services—0.8%
7,500	Memberworks, Inc., 5.50%, 10/1/10	NR/B-	8,643,750
9,300	Quebecor World USA, Inc., 6.00%, 10/1/07	Ba1/BB+	9,451,125

			18,094,875

	Computers—0.4%
10,100	Maxtor Corp., 6.80%, 4/30/10	B2/NR	9,645,500

	Diversified Financial Services—0.4%
9,500	E*Trade Financial Corp., 6.00%, 2/1/07	NR/B-	9,583,125

	Electrical Components & Equipment—0.3%
5,750	Artesyn Technologies, Inc., 5.50%, 8/15/10	NR/NR	7,561,250

	Household Products—0.4%
4,900	American Greetings Corp., 7.00%, 07/15/06	Ba2/BB+	9,126,250

	Lodging—0.5%
9,250	Hilton Hotels Corp., 3.375%, 4/15/23	Baa3/BBB-	11,412,187

	Media—0.4%
9,000	EchoStar Communications Corp., 5.75%, 5/15/08 GDR	B2/B	8,955,000

	Metals & Mining—0.5%
8,475	Freeport-McMoRan Copper & Gold, Inc., 7.00%, 2/11/11	NR/B+	12,161,625

	Miscellaneous Manufacturing—0.5%
7,000	Tyco International Group SA, 3.125%, 1/15/23	Baa3/BBB+	10,062,500

	Oil & Gas—1.0%
8,475	Devon Energy Corp., 4.95%, 8/15/08	Baa2/BBB	9,746,250
4,850	St. Mary Land & Exploration Co., 6.25%, 3/15/22 (d)	NR/NR	12,112,875

			21,859,125

	Pharmaceuticals—0.8%
6,000	Ligand Pharmaceuticals, Inc., 6.00%, 11/16/07	NR/NR	7,777,500
9,000	Sepracor, Inc., 5.00%, 2/15/07	NR/CCC+	9,011,250

			16,788,750

	Retail—0.8%
5,650	Guitar Center, Inc., 4.00%, 7/15/13	B1/BB-	10,749,125
7,000	Sonic Automotive, Inc., 5.25%, 5/7/09	B3/B	6,842,500

			17,591,625

	Semi-Conductors—0.9%
10,500	Advanced Micro Devices, Inc., 4.75%, 2/1/22 GDR (d)	B3/B-	11,103,750
9,850	Amkor Technology, Inc., 5.75%, 6/1/06 GDR	Caa1/CCC	9,456,000

			20,559,750

	Telecommunications—2.7%
9,000	American Tower Corp., 5.00%, 2/15/10	B3/BB-	8,966,250
9,500	CenturyTel, Inc., 4.75%, 8/1/32	Baa2/BBB+	9,915,625

| 7.31.05 | NFJ Dividend, Interest & Premium Strategy Fund Semi-Annual Report 5

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments
July 31, 2005 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

	Telecommunications—(continued)
6,750	Harris Corp., 3.50%, 8/15/22 GDR	Baa2/BBB	$11,373,750
10,000	Nextel Communications, Inc., 5.25%, 1/15/10	Baa2/A-	10,050,000
4,325	NII Holdings, Inc., 3.50%, 9/15/33	NR/NR	12,423,563
9,500	Nortel Networks Corp., 4.25%, 9/1/08 GDR	B3 /B-	8,918,125

			61,647,313

	Transportation—0.5%
6,450	Yellow Roadway Corp., 5.00%, 8/8/23	Ba1/BBB-	10,650,563

	Trucking & Leasing—0.5%
9,450	GATX Corp., 7.50%, 2/1/07 GDR	Baa3/BBB-	11,623,500

	Utilities—0.5%
3,500	PG&E Corp., 9.50%, 6/30/10	NR/NR	10,110,625

	Total Convertible Bonds & Notes (cost-$308,169,813)		309,663,501

CONVERTIBLE PREFERRED STOCK—9.9%

Shares
(000)

	Automotive—0.8%
191	Ford Motor Co. Capital Trust II, 6.50%, 1/15/32	Ba1/B+	7,966,610
460	General Motors Corp., 6.25%, 7/15/33, Ser. C	Baa3/BB	10,345,400

			18,312,010

	Banking—0.5%
190	Washington Mutual Capital Trust I, 5.375%, 5/3/41	Baa1/BBB	10,317,570

	Chemicals—0.3%
150	Huntsman Corp., 5.00%, 2/16/08	NR/NR	7,579,025

	Coal—0.5%
88	Arch Coal, Inc., 5.00%, 12/31/49	B3/B-	12,144,000

	Commercial Services—0.3%
180	United Rentals Trust I, 6.50%, 8/1/28	Caa1/B	7,357,500

	Electric—1.4%
217	AES Trust III, 6.75%, 10/15/29	B3/CCC+	10,500,420
150	FPL Group, Inc., 8.00%, 2/16/06	NR/A-	9,799,500
146	Public Service Enterprise Group, Inc., 10.25%, 11/16/05	Baa3/BBB-	11,836,220

			32,136,140

	Food—0.4%
413	Albertson’s, Inc., 7.25%, 5/16/07	Baa2/BBB-	9,402,575

	Gas—0.5%
259	Oneok, Inc., 8.50%, 2/16/06	Baa1/BBB+	10,968,155

	Insurance—2.0%
300	Genworth Financial, Inc., 6.00%, 5/16/07	A2/A	10,518,000
92	Metlife Capital Trust I, 6.375%, 8/15/08	NR/BBB+	2,567,600
332	Platinum Underwriters Holdings Ltd., 7.00%, 11/16/05	NR/BBB	10,790,000
410	PMI Group Inc., 5.875%, 11/15/06	A1/A	10,237,700
415	XL Capital Ltd., 6.50%, 5/15/07	A2/A	9,711,000

			43,824,300

6 NFJ Dividend, Interest & Premium Strategy Fund Semi-Annual Report | 7.31.05 |

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments
July 31, 2005 (unaudited)

Shares		Credit Rating
(000)		(Moody’s/S&P)	Value

	Iron/Steel—0.3%
46	U.S. Steel Corp. 7.00%, 6/15/06, Ser. B	NR/B	$6,239,187

	Office/Business Equipment —0.4%
76	Xerox Corp., 6.25%, 7/1/06	B1/B-	8,816,560

	Oil & Gas—1.0%
113	Amerada Hess Corp., 7.00%, 12/1/06	Ba3/BB	11,529,408
69	Chesapeake Energy Corp., 5.00%, 12/31/49	B3/B-	11,351,275

			22,880,683

	Pharmaceuticals—0.5%
190	Schering-Plough Corp., 6.00%, 9/14/07	Baa3/BBB	10,393,000

	Public Relations—0.5%
110	Williams Cos., Inc., 5.50%, 6/1/33	NR/B-	11,000,000

	Telecommunications—0.5%
12	Corning, Inc., 7.00%, 8/16/05, Ser. C	B1/BB+	11,711,952

	Total Convertible Preferred Stock (cost-$220,136,525)		223,082,657

SHORT-TERM INVESTMENTS—3.2%
Principal
Amount
(000)

	Time Deposits—2.3%
$29,256	BNP Paribas, 2.74%, 8/1/2005		29,255,813
15,084	HSBC Bank USA, 2.74%, due 8/1/2005		15,083,872
8,182	Wachovia Bank, 2.74%, due 8/1/2005		8,182,317

	Total Time Deposits (cost-$52,522,002)		52,522,002

	U.S. Government Securities—0.9%
20,000	United States Treasury Notes, 10.75%, 8/15/05
	(cost-$20,069,760)	Aaa/AAA	20,060,160

	Total Short-Term Investments (cost-$72,591,762)		72,582,162

	Total Investments, before call options written
	(cost-$2,284,924,686)—101.6%		2,287,327,130

CALL OPTIONS WRITTEN (e)—(1.7)%
Contracts

	American Stock Exchange Morgan Stanley Cyclical Index,
750	strike price $740, expires 8/20/05		(1,807,500)
200	strike price $730, expires 8/20/05		(650,000)
150	strike price $720, expires 9/16/05		(675,000)
100	strike price $730, expires 9/17/05		(365,000)
100	strike price $740, expires 9/17/05		(282,000)
100	strike price $750, expires 9/17/05		(213,000)
100	strike price $750, expires 8/20/05		(152,000)
100	strike price $760, expires 9/17/05		(150,000)
100	strike price $770, expires 9/17/05		(101,000)

| 7.31.05 | NFJ Dividend, Interest & Premium Strategy Fund Semi-Annual Report 7

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments
July 31, 2005 (unaudited)

Contracts		Value

	American Stock Exchange Oil Index,
600	strike price $870, expires 8/20/05	$(4,473,000)
300	strike price $950, expires 9/17/05	(715,500)
250	strike price $880, expires 8/20/05	(1,633,750)
200	strike price $940, expires 9/17/05	(579,000)
100	strike price $970, expires 9/17/05	(157,500)
100	strike price $980, expires 9/17/05	(122,000)
	American Stock Exchange Pharmaceutical Index,
3,550	strike price $75, expires 8/20/05	(44,375)
800	strike price $325, expires 9/17/05	(544,000)
500	strike price $330, expires 9/17/05	(197,500)
400	strike price $335, expires 8/20/05	(36,000)
200	strike price $330, expires 8/20/05	(48,000)
200	strike price $330, expires 8/5/05	(21,320)
	Financial Basket Index,
5,000	strike price $100.6, expires 9/16/05	(430,000)
	Ishares DJ Telecommunications Index,
1,000	strike price $24, expires 8/20/05	(47,500)
	Ishares DJ U.S. Real Estate Index,
1,500	strike price $65, expires 9/17/05	(547,500)
1,000	strike price $64.50, expires 9/17/05	(400,000)
	Morgan Stanley Cyclical Index
200	strike price $730, expires 8/26/05	(653,000)
200	strike price $730, expires 8/5/05	(644,460)
100	strike price $740, expires 8/12/05	(239,235)
	Nasdaq 100 Stock Index,
100	strike price $1540, expires 9/17/05	(840,500)
50	strike price $1575, expires 9/16/05	(284,250)
30	strike price $1550, expires 8/20/05	(191,700)
25	strike price $1600, expires 9/17/05	(100,625)
25	strike price $1625, expires 9/17/05	(67,125)
	Pharmaceutical HOLDRS,
1,388	strike price $72.79, expires 9/16/05	(192,932)
	Philadelphia Stock Exchange KBW Bank Sector Index,
8,500	strike price $100, expires 8/20/05	(786,250)
5,000	strike price $100, expires 9/17/05	(737,500)
3,000	strike price $101.25, expires 8/26/05	(246,000)
2,500	strike price $100, expires 8/26/05	(282,250)
2,500	strike price $102.50, expires 8/20/05	(31,250)
2,000	strike price $100.75, expires 8/12/05	(114,000)
2,000	strike price $100, expires 8/12/05	(110,000)
1,000	strike price $102.50, expires 9/17/05	(47,500)
	Philadelphia Stock Exchange Utility Index,
400	strike price $405, expires 8/20/05	(1,030,000)
400	strike price $410, expires 8/20/05	(838,000)
400	strike price $432.50, expires 9/17/05	(236,000)
300	strike price $415, expires 8/5/05	(495,894)
300	strike price $430, expires 9/17/05	(214,500)
100	strike price $415, expires 8/20/05	(162,500)
100	strike price $420, expires 8/20/05	(118,500)

8 NFJ Dividend, Interest & Premium Strategy Fund Semi-Annual Report | 7.31.05 |

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments
July 31, 2005 (unaudited)

Contracts		Value

	Real Estate Investment Trust Basket Index,
6,000	strike price $101.50, expires 8/19/05	$(4,877,340)
	Standard & Poors 500 Index,
800	strike price $1235, expires 9/17/05	(1,704,000)
600	strike price $1240, expires 9/17/05	(1,104,000)
450	strike price $1215, expires 8/20/05	(1,210,500)
350	strike price $1225, expires 8/20/05	(672,000)
300	strike price $1215, expires 8/12/05	(741,000)
300	strike price $1245, expires 9/30/05	(592,200)
200	strike price $1210, expires 8/26/05	(653,000)
200	strike price $1210, expires 8/20/05	(620,000)
200	strike price $1225, expires 8/26/05	(436,400)
200	strike price $1240, expires 9/30/05	(422,884)
150	strike price $1220, expires 8/20/05	(343,500)
100	strike price $1215, expires 9/17/05	(348,000)
100	strike price $1250, expires 10/22/05	(223,000)
100	strike price $1230, expires 8/20/05	(158,000)
	Telecommunication Basket Index,
5,000	strike price $100.75, expires 8/19/05	(1,472,500)
5,000	strike price $100.75, expires 8/30/05	(1,427,500)

	Total Call Options Written (premiums received-$22,292,634)	(40,062,240)

	Total Investments, net of call options written
	(cost-$2,262,632,052)—99.9%	2,247,264,890

	Other assets less liabilities—0.1%	3,184,163

	Net Assets—100.0%	$2,250,449,053

Notes to Schedule of Investments:
(a)	All or a portion of security is pledged as collateral for call options written.
(b)	144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers.
(c)	Private placement. Restricted as to resale and may not have a readily available market.
(d)	Variable rate security. Interest rate disclosed reflects the rate in effect on July 31, 2005.
(e)	Non-income producing.

Glossary:
ADR — American Depositary Receipt GDR — Global Depositary Receipt REIT — Real Estate Investment Trust NR — Not Rated

See accompanying Notes to Financial Statements | 7.31.05 | NFJ Dividend, Interest & Premium Strategy Fund Semi-Annual Report 9

NFJ Dividend, Interest & Premium Strategy Fund Statement of Assets and Liabilities
July 31, 2005 (unaudited)

Assets:
Investments, at value (cost–$2,284,924,686)	$ 2,287,327,130

Receivable for investments sold	25,128,141

Interest and dividends receivable	11,669,617

Prepaid expenses	37,090

Total Assets	2,324,161,978

Liabilities:
Due to custodian	1,203

Call options written, at value (premiums received–$22,292,634)	40,062,240

Payable for investments purchased	31,489,246

Investment management fees payable	1,704,539

Offering costs payable	143,901

Accrued expenses	311,796

Total Liabilities	73,712,925

Net Assets	$2,250,449,053

Composition of Net Assets:
Common Stock:
Par value ($0.00001 per share applicable to 94,524,325 shares issued and outstanding)	945

Paid-in-capital in excess of par	2,253,996,753

Undistributed net investment income	4,783,609

Net realized gain on investments	7,034,908

Net unrealized depreciation of investments and call options written	(15,367,162)

Net Assets	$ 2,250,449,053

Net Asset Value Per Share	$23.81

10 NFJ Dividend, Interest & Premium Strategy Fund Semi-Annual Report | 7.31.05 | See accompanying Notes to Financial Statements

NFJ Dividend, Interest & Premium Strategy Fund Statement of Operations
For the period February 28, 2005* through July 31, 2005 (unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $105,440)	$28,907,506

Interest	6,859,717

Total Investment Income	35,767,223

Expenses:
Investment management fees	8,160,627

Custodian and accounting agent fees	149,820

Reports and notices to shareholders	99,950

Trustees’ fees and expenses	35,666

Audit and tax services	34,191

New York Stock Exchange listing fees	29,210

Legal fees	18,130

Transfer agent fees	11,595

Investor relations	6,705

Miscellaneous	7,394

Total expenses	8,553,288

Net Investment Income	27,213,935

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	38,917,960

Call options written	(4,066,930)

Short sales	(1,104,249)

33,746,781

Net unrealized appreciation (depreciation) of:
Investments	2,402,444

Call options written	(17,769,606)

(15,367,162)

Net realized and unrealized gain on investments, call options written and short sales	18,379,619

Net Increase in Net Assets Resulting from Investment Operations	$45,593,554

* Commencement of operations

See accompanying Notes to Financial Statements | 7.31.05 | NFJ Dividend, Interest & Premium Strategy Fund Semi-Annual Report 11

NFJ Dividend, Interest & Premium Strategy Fund Statement of Changes in Net Assets
For the period February 28, 2005* through July 31, 2005 (unaudited)

Investment Operations:
Net investment income	$27,213,935

Net realized gain on investments, call options written and short sales	33,746,781

Net unrealized depreciation of investments and call options written	(15,367,162)

Net increase in net assets resulting from investment operations	45,593,554

Dividends and Distributions to Shareholders from:
Net investment income	(22,430,326)

Net realized gains	(26,711,873)

Total dividends and distributions to shareholders	(49,142,199)

Capital Share Transactions:
Net proceeds from the sale of common stock	2,234,700,000

Offering costs charged to paid-in capital in excess of par	(2,287,500)

Reinvestment of dividends and distributions	21,485,186

Net increase from capital share transactions	2,253,897,686

Total increase in net assets	2,250,349,041

Net Assets:
Beginning of period	100,012

End of period (including undistributed net investment income of $4,783,609)	$2,250,449,053

Shares Issued and Reinvested:
Issued	93,600,000

Issued in reinvestment of dividends and distributions	920,136

Net Increase	94,520,136

* Commencement of operations

12 NFJ Dividend, Interest & Premium Strategy Fund Semi-Annual Report | 7.31.05 | See accompanying Notes to Financial Statements

NFJ Dividend, Interest & Premium Strategy Fund Notes to Financial Statements
July 31, 2005 (unaudited)

1. Organization and Significant Accounting Policies

NFJ Dividend, Interest & Premium Strategy Fund (the “Fund”) was organized as a Massachusetts business trust on August 20, 2003. Prior to commencing operations on February 28, 2005, the Fund had no operations other than matters relating to its organization and registration as a diversified, closed-end management investment company under the Investment Company Act of 1940 as amended, and the sale and issuance of 4,189 shares of beneficial interest at an aggregate par of $100,012 to Allianz Global Investors of America, L.P. (“Allianz Global”). Allianz Global Investors Fund Management LLC (the “Investment Manager”), formerly PA Fund Management LLC, is an indirect wholly-owned subsidiary of Allianz Global. Allianz Global is an indirect, majority-owned subsidiary of Allianz AG. The Fund has an unlimited amount of $0.00001 par value common stock authorized.

The Fund issued 86,100,000 shares of common stock in its initial public offering. An additional 7,500,000 shares were issued in connection with the underwriter’s over-allotment option. These shares were all issued at $25.00 per share before an underwriting discount of $1.125 per share. Offering costs of $2,287,500 (representing $0.02444 per share) were offset against the proceeds of the offering and over-allotment option and have been charged to paid-in capital in excess of par.

The Fund’s primary investment objective is to seek current income and gains, with a secondary objective of long-term capital appreciation. The Fund will pursue its investment objectives by investing in a diversified portfolio of dividend-paying common stocks and income-producing convertible securities. The Fund will also employ a strategy of writing (selling) call options on equity indexes in an attempt to generate gains from option premiums.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been asserted. However, the Fund expects the risk of any loss to be remote.

The following is a summary of significant accounting policies followed by the Fund:

(a) Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security may be fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. The Fund’s investments are valued daily by an independent pricing service, dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options are valued at the settlement price determined by the relevant exchange. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Fund’s net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange.

(b) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date.

(c) Federal Income Taxes

The Fund intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year the Fund intends not to be subject to U.S. federal excise tax.

| 7.31.05 | NFJ Dividend, Interest & Premium Strategy Fund Semi-Annual Report 13

NFJ Dividend, Interest & Premium Strategy Fund Notes to Financial Statements
July 31, 2005 (unaudited)

1. Organization and Significant Accounting Policies (continued)
(d) Dividends and Distributions

The Fund declares quarterly dividends and distributions from net investment income and gains from index option premiums and the sale of portfolio securities. The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in capital in excess of par.

(e) Call Option Transactions

The Fund employs a strategy of writing (selling) call options on equity indexes in an attempt to generate gains from option premiums. When an option is written, the premium received is recorded as an asset with an equal liability, which is subsequently adjusted to the current market value of the option. Premiums received from writing options, which expire unexercised, are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. These liabilities are reflected as call options written on the Statement of Assets and Liabilities.

The Fund, as writer of a call option, may have no control over whether the underlying securities may be sold (called). As a result, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written call option.

(f) Short Sales

The Fund may enter into short sales of securities as a method of hedging potential price declines in similar securities owned. The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it will borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than the proceeds originally received, respectively, and is presented in the Statement of Operations as net realized gain or loss on short sales.

The use of derivative transactions may involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

(g) Concentration of Risk

It is the Fund’s policy to invest a portion of its assets in convertible securities. Although convertible securities do derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Fund’s investments include features which render them more sensitive to price changes in their underlying securities. Consequently, this exposes the Fund to greater downside risk than traditional convertible securities, but still less than that of the underlying common stock.

14 NFJ Dividend, Interest & Premium Strategy Fund Semi-Annual Report | 7.31.05 |

NFJ Dividend, Interest & Premium Strategy Fund Notes to Financial Statements
July 31, 2005 (unaudited)

2. Investment Manager/Sub-Advisers

The Fund has entered into an Investment Management Agreement (the “Agreement”) with the Investment Manager. Subject to the supervision of the Fund’s Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the Fund’s investment activities, business affairs and administrative matters. Pursuant to the Agreement, the Fund pays the Investment Manager an annual fee, payable monthly, at the annual rate of 0.90% of the Fund’s average daily total managed assets. Total managed assets refer to the total assets of the Fund (including assets attributable to any preferred shares or other forms of leverage that may be outstanding) minus accrued liabilities (other than liabilities representing leverage). The Investment Manager has retained its affiliates, NFJ Investment Group L.P (“NFJ”), Nicholas-Applegate Capital Management LLC (“NACM”), and PEA Capital LLC (“PEA”) (the “Sub-Advisers”), to manage the Fund’s equity component, convertible component and index option strategy, respectively. Subject to the supervision of the Investment Manager, the Sub-Advisers make all of the Fund’s investment decisions in connection with their respective components of the Fund’s investments. For their services, pursuant to Sub-Advisory agreements, the Investment Manager and not the Fund, pays the Sub-Advisers a monthly fee.

3. Investment in Securities

For the period ended July 31, 2005, purchases and sales of investments, other than short-term securities and U.S. government obligations, were $3,134,611,791 and $972,479,211, respectively.

(a) Transaction in call options written for the period February 28, 2005 (commencement of operations) through July 31, 2005 were:

	Contracts
	(000)	Premiums

Options outstanding, February 28, 2005	—	$—
Options written	150,518	61,000,990
Options terminated in closing purchase transactions	(50,390)	(20,174,450)
Options expired	(32,060)	(18,533,906)

Options outstanding, July 31, 2005	68,068	$22,292,634

4. Income Tax Information

The cost basis of portfolio securities for federal income tax purposes is $2,284,924,686. Aggregated gross unrealized appreciation for securities in which there is an excess value over tax cost is $53,632,730; aggregated gross unrealized depreciation for securities in which there is an excess of tax cost over value is $51,230,286; net unrealized appreciation for federal income tax purposes is $2,402,444.

5. Subsequent Dividend Declaration

On September 16, 2005, a dividend of $0.525 per share was declared to shareholders payable September 30, 2005 to shareholders of record on September 27, 2005.

6. Legal Proceedings

On September 13, 2004, the Securities and Exchange Commission (the “Commission”) announced that the Investment Manager and certain of its affiliates (together with the Investment Manager, the “Affiliates”) had agreed to a settlement of charges that they and certain of their officers had, among other things, violated various antifraud provisions of the federal securities laws in connection with an alleged market-timing arrangement involving trading of shares of certain open-end investment companies (‘‘open-end funds’’) advised or distributed by these certain affiliates. In their settlement with the Commission, the Affiliates consented to the entry of an order by the Commission and, without admitting or denying the findings contained in the order, agreed to implement certain compliance and governance changes and consented to cease-and-desist orders and censures. In addition, the Affiliates agreed to pay civil money penalties in the aggregate amount of $40 million and to pay disgorgement in the amount of $10 million, for an aggregate payment of $50 million. In connection with the settlement, the Affiliates have been dismissed from the related complaint the Commission filed on May 6, 2004 in the U.S. District Court in the Southern District of New York. Neither the complaint nor the order alleges any inappropriate activity took place with respect to the Fund.

| 7.31.05 | NFJ Dividend, Interest & Premium Strategy Fund Semi-Annual Report 15

NFJ Dividend, Interest & Premium Strategy Fund Notes to Financial Statements
July 31, 2005 (unaudited)

6. Legal Proceedings (continued)

In a related action on June 1, 2004, the Attorney General of the State of New Jersey (‘‘NJAG’’) announced that it had entered into a settlement agreement with Allianz Global and the Affiliates, in connection with a complaint filed by the NJAG on February 17, 2004. In the settlement, Allianz Global and other named affiliates neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the settlement contained allegations arising out of the same matters that were the subject of the Commission order regarding market-timing described above and does not allege any inappropriate activity took place with respect to the Fund.

On September 15, 2004, the Commission announced that the Affiliates had agreed to settle an enforcement action in connection with charges that they violated various antifraud and other provisions of federal securities laws as a result of, among other things, their failure to disclose to the board of trustees and shareholders of various open-end funds advised or distributed by the Affiliates material facts and conflicts of interest that arose from their use of brokerage commissions on portfolio transactions to pay for so-called ‘‘shelf space’’ arrangements with certain broker-dealers. In their settlement with the Commission, the Affiliates consented to the entry of an order by the Commission without admitting or denying the findings contained in the order. In connection with the settlement, the Affiliates agreed to undertake certain compliance and disclosure reforms and consented to cease-and-desist orders and censures. In addition, the Affiliates agreed to pay a civil money penalty of $5 million and to pay disgorgement of approximately $6.6 million based upon the aggregate amount of brokerage commissions alleged to have been paid by such open-end funds in connection with these shelf-space arrangements (and related interest). In a related action, the California Attorney General announced on September 15, 2004 that it had entered into an agreement with an affiliate of the Investment Manager in resolution of an investigation into matters that are similar to those discussed in the Commission order. The settlement agreement resolves matters described in a complaint filed contemporaneously by the California Attorney General in the Superior Court of the State of California alleging, among other things, that this affiliate violated certain antifraud provisions of California law by failing to disclose matters related to the shelf-space arrangements described above. In the settlementagreement, the affiliate did not admit to any liability but agreed to pay $5 million in civil penalties and $4 million in recognition of the California Attorney General’s fees and costs associated with the investigation and related matters. Neither the Commission order nor the California Attorney General’s complaint alleges any inappropriate activity took place with respect to the Fund.

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against the Investment Manager and certain of its Affiliates based on the same circumstances as those cited in the 2004 settlements with the Commission and NJAG involving alleged “market timing” activities described above. The West Virginia Complaint alleges, among other things, that the Investment Manager and certain of its Affiliates improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised or distributed by the Affiliates in violation of the funds’ stated restrictions on “market timing.” As of the date of this report, the West Virginia Complaint has not been formally served upon the Investment Manager or the Affiliates. The West Virginia Complaint also names numerous other defendants unaffiliated with the Affiliates in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees. The West Virginia Complaint does not allege that any inappropriate activity took place with respect to the Fund.

Since February 2004, certain of the Affiliates and their employees have been named as defendants in a total of 14 lawsuits filed in one of the following: U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern ‘‘market timing,’’ and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; the remaining four lawsuits concern ‘‘revenue sharing’’ with brokers offering ‘‘shelf space’’ and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of affiliated funds during specified periods or as derivative actions on behalf of the funds.

16 NFJ Dividend, Interest & Premium Strategy Fund Semi-Annual Report | 7.31.05 |

NFJ Dividend, Interest & Premium Strategy Fund Notes to Financial Statements
July 31, 2005 (unaudited)

6. Legal Proceedings (continued)

The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. The Investment Manager believes that other similar lawsuits may be filed in federal or state courts naming as defendants the Investment Adviser, the Affiliates, Allianz Global, the Fund, other open- and closed-end funds advised or distributed by the Investment Manager and/or its affiliates, the boards of directors or trustees of those funds, and/or other affiliates and their employees. Under Section 9(a) of the 1940 Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against the Investment Manager, Allianz Global/or their affiliates, they and their affiliates would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment manager/sub-adviser or principal underwriter for any registered investment company, including the Fund. In connection with an inquiry from the Commission concerning the status of the New Jersey settlement described above under Section 9(a), the Investment Manager and certain of its affiliates (together, the ‘‘Applicants’’) have sought exemptive relief from the Commission under Section 9(c) of the 1940 Act.

The Commission has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the Commission takes final action on their application for a permanent order. There is no assurance that the Commission will issue a permanent order. If the West Virginia Attorney General were to obtain a court injunction against the Investment Manager or the Affiliates, the Investment Manager or the Affiliates would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

A putative class action lawsuit captioned Charles Mutchka et al. v. Brent R. Harris, et al., filed in January 2005 by and on behalf of individual shareholders of certain open-end funds that hold equity securities and that are sponsored by the Investment Manager and the Affiliates, is currently pending in the federal district court for the Central District of California. The plaintiff alleges that fund trustees, investment advisers and affiliates breached fiduciary duties and duties of care by failing to ensure that the open-end funds participated in securities class action settlements for which those funds were eligible. The plaintiff has claimed as damages disgorgement of fees paid to the investment advisers, compensatory damages and punitive damages.

The Investment Manager believes that the claims made in the lawsuit against the Investment Manager and the Affiliates are baseless, and the Investment Manager and the Affiliates intend to vigorously defend the lawsuit. As of the date hereof, the Investment Manager believes a decision, if any, against the defendants would have no material adverse effect on the Fund or the ability of the Investment Manager or the Sub-Advisers to perform their duties under the investment management or portfolio management agreements, as the case may be. It is possible that these matters and/or other developments resulting from these matters could lead to a decrease in the market price of the Fund’s shares or other adverse consequences to the Fund and its shareholders. However, the Investment Manager and the Sub-Advisers believe that these matters are not likely to have a material adverse effect on the Fund or on the Investment Manager’s or the Sub-Adviser’s ability to perform their respective investment advisory services related to the Fund.

The foregoing speaks only as of the date hereof. There may be additional litigation or regulatory developments in connection with the matters discussed above.

| 7.31.05 | NFJ Dividend, Interest & Premium Strategy Fund Semi-Annual Report 17

NFJ Dividend, Interest & Premium Strategy Fund Financial Highlights
For a share outstanding for the period February 28, 2005* through July 31, 2005 (unaudited)

Net asset value, beginning of period	$23.88 **

Income from Investment Operations:
Net investment income	0.29

Net realized and unrealized gains on investments	0.19

Total from investment operations	0.48

Dividends and Distributions to Shareholders from:
Net investment income	(0.24)

Net realized gains	(0.29)

Total dividends and distributions to shareholders	(0.53)

Capital Share Transactions:
Offering costs charged to paid-in capital in excess of par	(0.02)

Net asset value, end of period	$ 23.81

Market price, end of period	$ 23.86

Total Investment Return (1)	(2.41)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$2,250,449

Ratio of expenses to average net assets (2)	0.94%

Ratio of net investment income to average net assets (2)	3.00%

Portfolio turnover	47%

*	Commencement of operations.
**	Initial public offering price of $25.00 per share less underwriting discount of $1.125 per share.
(1)	Total investment return is calculated assuming a purchase of a share at the current market price on the first day of the period and a sale of a share at the current market price on the last day of the period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Annualized.

18 NFJ Dividend, Interest & Premium Strategy Fund Semi-Annual Report | 7.31.05 | See accompanying Notes to Financial Statements

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Trustees and Principal Officers
Robert E. Connor	Douglas Forsyth
Trustee, Chairman of the Board of Trustees	Vice President
Paul Belica	Greg Tournant
Trustee	Vice President
John J. Dalessandro II	Newton B. Schott, Jr.
Trustee	Vice President
Hans W. Kertess	Lawrence G. Altadonna
Trustee	Treasurer, Principal Financial & Accounting Officer
Brian S. Shlissel	Thomas J. Fuccillo
President & Chief Executive Officer	Secretary & Chief Legal Officer
Ben J. Fischer	Youse Guia
Vice President	Chief Compliance Officer
Jennifer A. Patula
Investment Manager	Assistant Secretary
Allianz Global Investors Fund Management LLC 1345 Avenue of the Americas New York, NY 10105

Sub-Advisers
NFJ Investment Group L.P. 2121 San Jacinto, Suite 1840 Dallas, Texas 75201

Nicholas-Applegate Capital Management 600 West Broadway, 30th Floor San Diego, California 92101

PEA Capital LLC 1345 Avenue of the Americas, 50th Floor, New York, New York 10105 Custodian & Accounting Agent Brown Brothers Harriman & Co. 40 Water Street Boston, MA 02109

Transfer Agent, Dividend Paying Agent and Registrar
PFPC Inc.
 P.O. Box 43027
 Providence, RI 02940-3027

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel
Ropes & Gray LLPOne International Place
Boston, MA 02210-2624

This report, including the financial information herein, is transmitted to the shareholders of NFJ Dividend, Interest & Premium Strategy Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

The financial information included herein is taken from the records of the Fund without examination by an independent registered public accounting firm, who did not express an opinion hereon.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its common stock in the open market.

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission ( “SEC”) for the first and third quarters of its fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is also available on the Fund’s website at www.allianzinvestors.com.

A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities held during the period February 28, 2005 (commencement of operations) through June 30, 2005 is available (i) without charge, upon request by calling the Fund’s transfer agent at 1-800- 331-1710; (ii) on the Fund’s website at www.allianzinvestors.com; and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

Information on the Fund is available at www.allianzinvestors.com or by calling the Fund’s transfer agent at 1-800-331-1710.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrant

Not required in this filing.

Item 6. Schedule of Investments

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required at the time of this filing

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Companies

Total Number
			of Shares Purchased	Maximum Number of
	Total Number	Average	as Part of Publicly	Shares that May yet Be
	of Shares	Price Paid	Announced Plans or	Purchased Under the Plans
Period	Purchased	Per Share	Programs	or Programs

February 2005	N/A	N/A	N/A	N/A
March 2005	N/A	N/A	N/A	N/A
April 2005	N/A	N/A	N/A	N/A
May 2005	N/A	N/A	N/A	N/A
June 2005	N/A	23.35	920,136	N/A
July 2005	N/A	N/A	N/A	N/A
August 2005	N/A	N/A	N/A	N/A

Item 10. Submission of Matters to a Vote of Security Holders

The Registrant’s Board of Trustees adopted a Nominating Committee Charter governing the affairs of the Nominating Committee of the Board, which is posted on the Allianz Investors Funds website at www.allianzinvestors.com. Appendix B to the Nominating Committee Charter includes “Procedures for Shareholders to Submit Nominee Candidates,” which sets forth the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees. The Registrant has not yet held its first annual shareholders’ meeting, so these procedures have yet to be disclosed in response to the requirements of Item 7(d) (2) (ii) (G) of Schedule 14A, and this is the first Form N-CSR filing made by the Registrant after Item 10 was added to the Form. Among other requirements, the procedures provide that the recommending shareholder must submit any recommendation in writing to the Registrant to the attention of the Registrant’s Secretary, at the address of the principal executive offices of the Registrant and that such submission must be received at such offices not less than 45 days nor more than 75 days prior to the date of the Board or shareholder meeting at which the nominee would be elected. Any recommendation must include certain biographical and other information regarding the candidate and the recommending shareholder, and must include a written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected. The foregoing description of the requirements is only a summary and is qualified in its entirety by reference to Appendix B of the Nominating Committee Charter.

Item 11. Controls and Procedures

(a)	The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the registrant’s internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits

(a)(2)	Exhibit 99 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b)	Exhibit 99.906 Cert. – Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) NFJ Dividend, Interest & Premium Strategy Fund

By /s/ Brian S. Shlissel
President and Chief Executive Officer

Date October 6, 2005

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date October 6, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
President and Chief Executive Officer

Date October 6, 2005

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date October 6, 2005